Investment Strategy	Dec. 23, 2025
TrueShares S&P Autocallable High Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective through exposure to an index (the “Autocallable Index”) that tracks a synthetic portfolio of autocallable notes linked to a custom volatility index. The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal market conditions, at least 80% of its total assets in U.S. Treasuries, cash and cash equivalents, and unfunded total return swaps that provide exposure to a synthetic portfolio of autocallable notes included in the Autocallable Index.

What is an Autocallable?

An autocallable note is a financial instrument with certain characteristics of a bond, the performance of which is linked to an underlying reference index (here, the S&P 500 Futures 35% Intraday VT 4% Decrement Index) or asset (an “Autocallable”). It is structured to provide investors with periodic coupon payments and return of principal at maturity so long as the underlying reference index or asset does not fall outside of pre-determined thresholds on specified observation dates. If the value of the underlying reference index or asset is below a pre-determined threshold at maturity, the amount of principal the investor receives is reduced by an amount equal to the full downside performance of the reference index or asset. The following descriptions are intended to explain each key feature of an Autocallable.

Reference Index

●	Each Autocallable’s performance is tied to an underlying reference asset or index (the “Reference Index”).

Autocall Feature

●	If the value of the Reference Index is at or above a pre-defined threshold (the “Autocall Barrier”) on a specified observation date after the expiration of a Non-Callable Period (defined below), the Autocallable is automatically called back (i.e., the Autocallable automatically matures) and the investor receives the full principal plus the coupon for the observation period.

●	Upon the date of issuance of an Autocallable, there may be a certain period of time in which the Autocallable is not automatically called back or does not automatically mature, even if it has reached or exceeded the Autocall Barrier (the “Non-Callable Period”).

Coupon Payments

●	If the value of the Reference Index is at or above a certain pre-determined level (the “Coupon Barrier”) on the specified observation date, then the investor receives the coupon payment for that observation period.

●	If the value of the Reference Index is below the Coupon Barrier on the specified observation date, then the investor does not receive a coupon payment for that observation period.

●	The coupon payment for an Autocallable is established by examining, among other factors, prevailing volatility of the equity markets.

Maturity

●	If an Autocallable is not automatically called back on any of the observation dates, the Autocallable continues until its maturity date. The next two bullet points assume an Autocallable has not breached the Autocall Barrier on any observation date (i.e., the Autocallable has not been called back).

○	If, at the maturity date, the value of the Reference Index is above a certain predetermined level (the “Maturity Barrier”), the investor will be repaid the entirety of the principal. The amount of principal the investor receives is fixed regardless of how much the value of the Reference Index exceeds the Maturity Barrier.

○	If, at the maturity date, the value of the Reference Index is below the Maturity Barrier, investors will be exposed to the full downside performance of the Reference Index and the amount of principal repaid to the investor will be reduced an amount equal to the negative performance of the Reference Index measured over the life of the Autocallable.

●	The effect of the Maturity Barrier is measured only on the day that the Autocallable matures, regardless of whether Reference Index losses have breached the Maturity Barrier at any point during the life of the Autocallable.

What are the Characteristics of the Autocallables for the Fund?

The Fund does not hold the Autocallables directly. Instead, the Fund obtains exposure to the Autocallables by holding total return swaps that provide exposure to the Autocallables. Each Autocallable in the total return swaps may have different characteristics within the parameters set forth below.

●	Reference Index: The S&P 500 Futures 35% Intraday VT 4% Decrement Index, which tracks E-Mini S&P 500 futures contracts with intraday adjustments for market volatility.

●	Autocall Barrier: 100% of the value of the Reference Index, measured from the date the Autocallable was included in the Autocallable Index. The observation dates for the Autocall Barrier are monthly.

●	Non-Callable Period: One to six months after the Autocallable’s issue date.

●	Coupon Barrier: Between 50-80% of the value of the Reference Index measured from the date the Autocallable was included in the Autocallable Index. The observation dates for the Coupon Barrier are monthly.

●	Maturity/Tenor: Three to five years from the issue date.

●	Maturity Barrier: Between 50-80% of the value of the Reference Index measured from the date the Autocallable is included in the Autocallable Index. The observation date for the Maturity Barrier starts when the Autocallable is included in the Autocallable Index and ends on the date that the Autocallable matures.

By way of example, assume the Fund purchases a 3-year Autocallable, the Non-Callable Period is one month, the coupon is 8% annualized, the Coupon Barrier is 80% of the value of the Reference Index, and the Maturity Barrier is 50% of the value of the Reference Index.

At the end of two months (the second observation date), the potential outcomes are as follows:

●	If the Reference Index is 100% of its initial value or more, the Autocall Barrier has been breached for that Autocallable and the Autocallable is called. The Fund receives its full principal plus the coupon payment for that observation period.

●	If the Reference Index is between 80-100% of its initial value, the Fund receives the coupon payment for that observation period and the Autocallable continues.

●	If the Reference Index is 30% below its initial value, the Fund does not receive the coupon payment for that observation period but the Autocallable continues. The Fund does not receive its coupon payment because the value of the Reference Index at the end of the observation period is only 70% of its initial value, which means that the Autocallable has breached the Coupon Barrier of 80% for that period.

At the end of 3 years (when the Autocallable matures), assuming the Autocall Barrier has not been breached at any monthly observation date, the potential outcomes are as follows:

●	If the Reference Index is 15% below its initial value, the Fund is repaid the entirety of its principal and still receives the final coupon payment for the last observation period. The Fund still receives its coupon payment because the value of the Reference Index at the end of the observation period is 85% of its initial value, which means that it has not fallen enough to breach the Coupon Barrier of 80%.

●	If the Reference Index is 25% below its initial value, the Fund is repaid the entirety of its principal but does not receive a coupon payment for that observation period. The Fund receives its principal because the value of the Reference Index is 75% of its initial value, which is above the Maturity Barrier of 50%. The Fund does not receive its coupon payment because the value of the Reference Index at the end of the observation period has fallen enough to breach the Coupon Barrier of 80%.

●	If the Reference Index is 50% or more below its initial value, the Fund receives a reduced principal repayment and does not receive a coupon payment for that observation period. For example, if the Reference Index is below its initial value by 55%, then the amount of principal to be repaid to the Fund is reduced by 55% (i.e., the Fund would lose 55% of the initial amount invested in that Autocallable, prior to accounting for any coupon payments distributed to the Fund over the life of that Autocallable).

What is the Autocallable Index?

The Autocallable Index tracks the aggregate performance of a hypothetical portfolio of up to twenty-six Autocallables, with each Autocallable included in the Autocallable Index varying based on maturity and the other characteristics described above under “What is an Autocallable”. The performance of each Autocallable is linked to the S&P 500 Futures 35% Intraday VT 4% Decrement Index (the Reference Index), which provides volatility adjusted exposure to the E-mini S&P 500 Futures based on market volatility conditions.

The Autocallable Index provider's pricing model determines the present value of these synthetic Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows. The Autocallable Index rolls Autocallables weekly, adding one new Autocallable for any existing Autocallable that has autocalled (i.e., breached its Autocall Barrier) or matured. The Autocallable Index is calculated daily and is denominated in U.S. Dollars with the Index Base Value set at 100.

What is in the Portfolio?

The Fund invests in unfunded total return swaps to obtain exposure to the Autocallable Index. “Unfunded” means that no payment is required by either party at the initiation of the swap. The Fund enters into swap agreements with one or more qualified financial institutions (“Counterparties”), which reference the Autocallable Index. This approach is designed to allow the Fund to obtain exposure to a variety of Autocallables through a single instrument and reduce the risks of holding a single Autocallable such as timing risk (i.e., the risk of any observation period or maturity occurring at an inopportune time).

The Fund holds cash, cash-like instruments, and/or high-quality fixed income securities to meet margin requirements for the swap agreements and manage its liquidity. Such investments may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Fund intends to distribute income from its investments in cash-like instruments and high-quality fixed income securities (such as U.S. Treasuries) and capital gains from the swap. Distributions may include a portion (or significant portion) classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

In typical market conditions, the Fund's systematic investment approach entails utilizing up to 3% of net asset value to implement a downside hedging overlay utilizing exchange traded options, FLEX options and/or swaps to mitigate potential drawdown impact to the portfolio.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Subsidiary

The Fund may gain exposure to certain derivatives, including the swap agreements that reference the Autocallable Index, by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act.

Rebalancing

The Autocallable Index is managed through a systematic process. If an Autocallable in the Autocallable Index has been automatically called (i.e., breached the Autocall Barrier) or has matured, the Autocallable will be replaced with new a Autocallable. This process of rolling the Autocallable Index occurs on a weekly basis, with Autocallable exposure being systematically determined to achieve the desired yield while minimizing risk. The Adviser actively oversees the exposure to any given Counterparty and the creditworthiness of the Counterparty, collateral management and optimization, the Fund's overall portfolio risk characteristics as well as the execution quality and management of swap agreements.

Reference Index

The S&P 500 Futures 35% Intraday VT 4% Decrement Index (the Reference Index) is designed to provide volatility adjusted exposure to the E-mini S&P 500 Futures (the “Equity Component”) by targeting an implied volatility of 35%, subject to a 4% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure to U.S. large-capitalization equities based on market volatility conditions up to seven times daily. During calm or typical market environments, the Reference Index increases exposure to the Equity Component while during volatile market periods, the Reference Index reduces exposure to the Equity Component. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Reference Index’s approach to stabilizing volatility and dividend risk is described in the statutory prospectus under the heading “Reference Index Methodology.”

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal market conditions, at least 80% of its total assets in U.S. Treasuries, cash and cash equivalents, and unfunded total return swaps that provide exposure to a synthetic portfolio of autocallable notes included in the Autocallable Index.
TrueShares S&P Autocallable Defensive Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective through exposure to an index (the “Autocallable Index”) that tracks a synthetic portfolio of autocallable notes linked to a custom volatility index. The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal market conditions, at least 80% of its total assets in U.S. Treasuries, cash and cash equivalents, and unfunded total return swaps that provide exposure to a synthetic portfolio of autocallable notes included in the Autocallable Index.

What is an Autocallable?

An autocallable note is a financial instrument with certain characteristics of a bond, the performance of which is linked to an underlying reference index (here, the S&P 500 Futures 20% Intraday VT 2% Decrement Index) or asset (an “Autocallable”). It is structured to provide investors with periodic coupon payments and return of principal at maturity so long as the underlying reference index or asset does not fall outside of pre-determined thresholds on specified observation dates. If the value of the underlying reference index or asset is below a pre-determined threshold at maturity, the amount of principal the investor receives is reduced by an amount equal to the full downside performance of the reference index or asset. The following descriptions are intended to explain each key feature of an Autocallable.

Reference Index

●	Each Autocallable’s performance is tied to an underlying reference asset or index (the “Reference Index”).

Autocall Feature

●	If the value of the Reference Index is at or above a pre-defined threshold (the “Autocall Barrier”) on a specified observation date after the expiration of a Non-Callable Period (defined below), the Autocallable is automatically called back (i.e., the Autocallable automatically matures) and the investor receives the full principal plus the coupon for the observation period.

●	Upon the date of issuance of an Autocallable, there may be a certain period of time in which the Autocallable is not automatically called back or does not automatically mature, even if it has reached or exceeded the Autocall Barrier (the “Non-Callable Period”).

Coupon Payments

●	If the value of the Reference Index is at or above a certain pre-determined level (the “Coupon Barrier”) on the specified observation date, then the investor receives the coupon payment for that observation period.

●	If the value of the Reference Index is below the Coupon Barrier on the specified observation date, then the investor does not receive a coupon payment for that observation period.

●	The coupon payment for an Autocallable is established by examining, among other factors, prevailing volatility of the equity markets.

Maturity

●	If an Autocallable is not automatically called back on any of the observation dates, the Autocallable continues until its maturity date. The next two bullet points assume an Autocallable has not breached the Autocall Barrier on any observation date (i.e., the Autocallable has not been called back).

○	If, at the maturity date, the value of the Reference Index is above a certain predetermined level (the “Maturity Barrier”), the investor will be repaid the entirety of the principal. The amount of principal the investor receives is fixed regardless of how much the value of the Reference Index exceeds the Maturity Barrier.

○	If, at the maturity date, the value of the Reference Index is below the Maturity Barrier, investors will be exposed to the full downside performance of the Reference Index and the amount of principal repaid to the investor will be reduced an amount equal to the negative performance of the Reference Index measured over the life of the Autocallable.

●	The effect of the Maturity Barrier is measured only on the day that the Autocallable matures, regardless of whether Reference Index losses have breached the Maturity Barrier at any point during the life of the Autocallable.

What are the Characteristics of the Autocallables for the Fund?

The Fund does not hold the Autocallables directly. Instead, the Fund obtains exposure to the Autocallables by holding total return swaps that provide exposure to the Autocallables. Each Autocallable in the total return swap may have different characteristics within the parameters set forth below.

●	Reference Index: The S&P 500 Futures 20% Intraday VT 2% Decrement Index, which tracks E-Mini S&P 500 futures contracts with intraday adjustments for market volatility.

●	Autocall Barrier: 100% of the value of the Reference Index, measured from the date the Autocallable was included in the Autocallable Index. The observation dates for the Autocall Barrier are monthly.

●	Non-Callable Period: One to six months after the Autocallable’s issue date.

●	Coupon Barrier: Between 50-90% of the value of the Reference Index measured from the date the Autocallable was included in the Autocallable Index. The observation dates for the Coupon Barrier are monthly.

●	Maturity/Tenor: Three to five years from the issue date.

●	Maturity Barrier: Between 50-90% of the value of the Reference Index measured from the date the Autocallable is included in the Reference Index. The observation date for the Maturity Barrier starts when the Autocallable is included in the Autocallable Index and ends on the date that the Autocallable matures.

By way of example, assume the Fund purchases a 3-year Autocallable, the Non-Callable Period is one month, the coupon is 8% annualized, the Coupon Barrier is 80% of the value of the Reference Index, and the Maturity Barrier is 50% of the value of the Reference Index.

At the end of two months (the second observation date), the potential outcomes are as follows:

●	If the Reference Index is 100% of its initial value or more, the Autocall Barrier has been breached for that Autocallable and the Autocallable is called. The Fund receives its full principal plus the coupon payment for that observation period.

●	If the Reference Index is between 80-100% of its initial value, the Fund receives the coupon payment for that observation period and the Autocallable continues.

●	If the Reference Index is 30% below its initial value, the Fund does not receive the coupon payment for that observation period but the Autocallable continues. The Fund does not receive its coupon payment because the value of the Reference Index at the end of the observation period is only 70% of its initial value, which means that the Autocallable has breached the Coupon Barrier of 80% for that period.

At the end of 3 years (when the Autocallable matures), assuming the Autocall Barrier has not been breached at any monthly observation date, the potential outcomes are as follows:

●	If the Reference Index is 15% below its initial value, the Fund is repaid the entirety of its principal and still receives the final coupon payment for the last observation period. The Fund still receives its coupon payment because the value of the Reference Index at the end of the observation period is 85% of its initial value, which means that it has not fallen enough to breach the Coupon Barrier of 80%.

●	If the Reference Index is 25% below its initial value, the Fund is repaid the entirety of its principal but does not receive a coupon payment for that observation period. The Fund receives its principal because the value of the Reference Index is 75% of its initial value, which is above the Maturity Barrier of 50%. The Fund does not receive its coupon payment because the value of the Reference Index at the end of the observation period has fallen enough to breach the Coupon Barrier of 80%.

●	If the Reference Index is 50% or more below its initial value, the Fund receives a reduced principal repayment and does not receive a coupon payment for that observation period. For example, if the Reference Index is below its initial value by 55%, then the amount of principal to be repaid to the Fund is reduced by 55% (i.e., the Fund would lose 55% of the initial amount invested in that Autocallable, prior to accounting for any coupon payments distributed to the Fund over the life of that Autocallable).

What is the Autocallable Index?

The Autocallable Index tracks the aggregate performance of a hypothetical portfolio of up to twenty-six Autocallables, with each Autocallable included in the Autocallable Index varying based on maturity and the other characteristics described above under “What is an Autocallable”. The performance of each Autocallable is linked to the S&P 500 Futures 20% Intraday VT 2% Decrement Index (the Reference Index), which provides volatility adjusted exposure to the E-mini S&P 500 Futures based on market volatility conditions.

The Autocallable Index provider's pricing model determines the present value of these synthetic Autocallables accounting for prevailing market conditions and contemplates the reinvestment of cash flows. The Autocallable Index rolls Autocallables weekly, adding one new Autocallable for any existing Autocallable that has autocalled (i.e., breached its Autocall Barrier) or matured. The Autocallable Index is calculated daily and is denominated in U.S. Dollars with the Index Base Value set at 100.

What is in the Portfolio?

As noted above, the Fund’s portfolio will consist of U.S. Treasuries, cash and cash equivalents, and unfunded total return swaps.

The Fund invests in unfunded total return swaps to obtain exposure to the Autocallable Index. The Fund enters into swap agreements with one or more qualified financial institutions (“Counterparties”), which reference the Autocallable Index. This approach is designed to allow the Fund to obtain exposure to a variety of Autocallables through a single instrument and reduce the risks of holding a single Autocallable such as timing risk (i.e., the risk of any observation period or maturity occurring at an inopportune time).

The Fund holds cash, cash-like instruments, and/or high-quality fixed income securities to meet margin requirements for the swap agreements and manage its liquidity. Such investments may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality.

The Fund intends to distribute income from its investments in cash-like instruments and high-quality fixed income securities (such as U.S. Treasuries) and capital gains from the swap. Distributions may include a portion (or significant portion) classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest.

In typical market conditions, the Fund's systematic investment approach entails utilizing up to 3% of net asset value to implement a downside hedging overlay utilizing exchange traded options, FLEX options and/or swaps to mitigate potential drawdown impact to the portfolio.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Subsidiary

The Fund may gain exposure to certain derivatives, including the swap agreements that reference the Autocallable Index, by investing up to 25% of its total assets (measured at the time of investment) in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is advised by the Adviser. Unlike the Fund, the Subsidiary is not an investment company registered under the 1940 Act.

Rebalancing

The Autocallable Index is managed through a systematic process. If an Autocallable in the Autocallable Index has been automatically called (i.e., breached the Autocall Barrier) or has matured, the Autocallable will be replaced with new a Autocallable. This process of rolling the Autocallable Index occurs on a weekly basis, with Autocallable exposure being systematically determined to achieve the desired yield while minimizing risk. The Adviser actively oversees the exposure to any given Counterparty and the creditworthiness of the Counterparty, collateral management and optimization, the Fund's overall portfolio risk characteristics as well as the execution quality and management of swap agreements.

Reference Index

The S&P 500 Futures 20% Intraday VT 2% Decrement Index (the Reference Index) is designed to provide volatility adjusted exposure to the E-mini S&P 500 Futures (the “Equity Component”) by targeting an implied volatility of 20%, subject to a 2% decrement per annum. Unlike traditional equity indices that maintain fixed allocations, this index dynamically adjusts exposure to U.S. large-capitalization equities based on market volatility conditions up to seven times daily. During calm or typical market environments, the Reference Index increases exposure to the Equity Component while during volatile market periods, the Reference Index reduces exposure to the Equity Component. This approach seeks to maintain a more consistent risk profile across varying market conditions while potentially reducing drawdowns during market stress and improving risk-adjusted returns over time.

The Reference Index’s approach to stabilizing volatility and dividend risk is described in the statutory prospectus under the heading “Reference Index Methodology.”

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal market conditions, at least 80% of its total assets in U.S. Treasuries, cash and cash equivalents, and unfunded total return swaps that provide exposure to a synthetic portfolio of autocallable notes included in the Autocallable Index.